RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Commission, advertising, non-compete waiver compensation revenues and other revenues [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
		For the year ended December 31,
	Note	2013	2014	2015
Commission, advertising, non-compete waiver compensation revenues and other revenues
Expedia and its affiliates	(i)	98,197,631	111,178,168	56,541,768
Ctrip and its affiliates	(ii)	-	-	9,532,316
Plateno and its affiliated hotels	(iii)	-	-	5,770,880
Shenzhen JL	(vii)	9,032,926	9,519,281
Others		92,340	352,541	-
Total		107,322,897	121,049,990	71,844,964

Commission, advertising, bad debt provision and other expenses [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
		For the year ended December 31,
	Note	2013	2014	2015
Commission, advertising, bad debt provision and other expenses
Expedia and its affiliates	(i)	14,827,775	98	-
Ctrip and its affiliates	(ii)	-	-	7,377,809
Tencent and its affiliates	(iv)	5,281,854	1,398,505	5,701,053
Jiuyou	(vi)	63,171,034	45,348,211	2,414,967
Others		6,048,888	3,399,684	322,104
Total		89,329,551	50,146,498	15,815,933

Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
		December 31,
	Note	2014	2015
Expedia and its affiliates	(i)	34,002,981	-
Ctrip and its affiliates	(ii)	-	96,996,695
Plateno and its affiliated hotels	(iii)	-	322,873
Tencent and its affiliates	(iv)	16,952,232	28,460,064
Qunar and its affiliates	(v)	-	90,550,547
Others		1,065,883	4,000
Amounts due from related parties		52,021,096	216,334,179

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
		December 31,
	Note	2014	2015
Expedia and its affiliates	(i)	127,471,578	-
Ctrip and its affiliates	(ii)	-	34,515,489
Plateno and its affiliated hotels	(iii)	-	653,959
Tencent and its affiliates	(iv)	369,645	340,847
Others		69,047	997,823
Amounts due to related parties		127,910,270	36,508,118